Deferred Underwriting Compensation (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deferred Underwriting Compensations [Abstract]
Percentage of deferred discount on gross proceeds	3.50%	3.50%
Deferred discount payable upon completion of business combination	$ 15,750,000	$ 15,750,000